DERIVATIVE LIABILITY ON CONVERTIBLE DEBT (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019	Sep. 30, 2018
Risk free interest rates			220.00%
Terms			5 years
Expected volatility		148.00%	159.00%
Fair value of the embedded conversion features			$ 458,072
Derivative liability		$ 1,182,750	458,072	$ 2,261,039	$ 255,294
Change in derivative liability			$ 458,072		$ 0
Exercise price	$ 0.625
Stock price		$ 1.125	$ 1.625
Minimum [Member]
Risk free interest rates		2.46%	1.28%
Terms		2 years 5 months 16 days	3 months
Exercise price			$ 0.375
Maximum [Member]
Risk free interest rates		2.51%	1.53%
Terms		2 years 6 months 3 days	9 months
Exercise price			$ 2.50